Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Transactions Disclosure [Text Block]
18.    Related Party Transactions

Prior to joining the Company effective January 2, 2014, Mr. John F. Powers provided commercial real estate brokerage services to the Company, on behalf of his prior employer, CBRE, in connection with certain leasing transactions. Mr. Powers received approximately $592,000 during the year ended December 31, 2013 in connection with these transactions. Mr. John F. Powers is a Senior Vice President of Boston Properties, Inc. and the Regional Manager of its New York office.
A firm controlled by Mr. Raymond A. Ritchey’s brother was paid aggregate leasing commissions of approximately $868,000, $1,306,000 and $671,000 for the years ended December 31, 2013, 2012 and 2011, respectively, related to certain exclusive leasing arrangements for certain Northern Virginia properties. Mr. Ritchey is an Executive Vice President of Boston Properties, Inc.

On June 30, 1998, the Company acquired from entities controlled by Mr. Alan B. Landis, a former director, a portfolio of properties known as the Carnegie Center Portfolio and Tower Center One and related operations and development rights (collectively, the “Carnegie Center Portfolio”). In connection with the acquisition of the Carnegie Center Portfolio, the Company entered into a development agreement (the “Development Agreement”) with affiliates of Mr. Landis providing for up to approximately 2,000,000 square feet of development in or adjacent to the Carnegie Center office complex. An affiliate of Mr. Landis was entitled to a purchase price for each parcel developed under the Development Agreement calculated on the basis of $20 per rentable square foot of property developed. Another affiliate of Mr. Landis was eligible to earn a contingent payment for each developed property that achieves a stabilized return in excess of a target annual return ranging between 10.5% and 11%. The Development Agreement also provided that upon negotiated terms and conditions, the Company and Mr. Landis would form a development company to provide development services for these development projects and would share the expenses and profits, if any, of this new company. In addition, in connection with the acquisition of the Carnegie Center Portfolio, Mr. Landis became a director of Boston Properties, Inc. pursuant to an Agreement Regarding Directorship, dated as of June 30, 1998, with Boston Properties, Inc. (the “Directorship Agreement”). Under the Directorship Agreement, Boston Properties, Inc. agreed to nominate Mr. Landis for re-election as a director at each annual meeting of stockholders of Boston Properties, Inc. in a year in which his term expires, provided that specified conditions are met.
On October 21, 2004, the Company entered into an agreement (the “2004 Agreement”) to modify several provisions of the Development Agreement. Under the terms of the 2004 Agreement, the Company and affiliates of Mr. Landis amended the Development Agreement to limit the rights of Mr. Landis and his affiliates to participate in the development of properties under the Development Agreement. Among other things, Mr. Landis agreed that (1) Mr. Landis and his affiliates will have no right to participate in any entity formed to acquire land parcels or the development company formed by the Company to provide development services under the Development Agreement, (2) Mr. Landis will have no right or obligation to play a role in development activities engaged in by the development company formed by the Company under the Development Agreement or receive compensation from the development company and (3) the affiliate of Mr. Landis will have no right to receive a contingent payment for developed properties based on stabilized returns. In exchange, the Company (together with Boston Properties, Inc.) agreed to:

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effective as of June 30, 1998, pay Mr. Landis $125,000 on January 1 of each year until the earlier of (A) January 1, 2018, (B) the termination of the Development Agreement or (C) the date on which all development properties under the Development Agreement have been conveyed pursuant to the Development Agreement, with $750,000, representing payments of this annual amount from 1998 to 2004, being paid upon execution of the 2004 Agreement; and

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pay an affiliate of Mr. Landis, in connection with the development of land parcels acquired under the Development Agreement, an aggregate fixed amount of $10.50 per rentable square foot of property developed (with a portion of this amount (i.e., $5.50) being subject to adjustment, in specified circumstances, based on future increases in the Consumer Price Index) in lieu of a contingent payment based on stabilized returns, which payment could have been greater or less than $10.50 per rentable square foot of property developed.

The Company also continues to be obligated to pay an affiliate of Mr. Landis the purchase price of $20 per rentable square foot of property developed for each land parcel acquired as provided in the original Development Agreement. During the 20-year term of the Development Agreement, until such time, if any, as the Company elects to acquire a land parcel, an affiliate of Mr. Landis will remain responsible for all carrying costs associated with such land parcel. On July 24, 2007, the Company acquired from Mr. Landis 701 Carnegie Center, a land parcel located in Princeton, New Jersey for a purchase price of approximately $3.1 million.
In addition, in connection with entering into the 2004 Agreement, Mr. Landis resigned as a director of Boston Properties, Inc. effective as of May 11, 2005 and agreed that Boston Properties, Inc. had no future obligation to nominate Mr. Landis as a director of Boston Properties, Inc. under the Directorship Agreement or otherwise. Mr. Landis did not resign because of a disagreement with Boston Properties, Inc. on any matter relating to its operations, policies or practices. Mitchell S. Landis, the Senior Vice President and Regional Manager of the Company’s Princeton, New Jersey region, is the brother of Alan B. Landis.
In accordance with Boston Properties, Inc.’s 2012 Plan, and as approved by the Board of Directors of Boston Properties, Inc., six non-employee directors made an election to receive deferred stock units in lieu of cash fees for 2013. The deferred stock units will be settled in shares of common stock upon the cessation of such director’s service on the Board of Directors of Boston Properties, Inc. As a result of these elections, the aggregate cash fees otherwise payable to a non-employee director during a fiscal quarter are converted into a number of deferred stock units equal to the aggregate cash fees divided by the last reported sales price of a share of Boston Properties, Inc.’s common stock on the last trading of the applicable fiscal quarter. The deferred stock units are also credited with dividend equivalents as dividends are paid by Boston Properties, Inc. At December 31, 2013 and 2012, Boston Properties, Inc. had outstanding 83,995 and 76,682 deferred stock units, respectively.